PROVISION FOR LITIGATION (Tables)	12 Months Ended
Dec. 31, 2021
SCHEDULE OF PROVISION FOR LITIGATION

	2021	2020
	$	$
Opening balance	-	-
Provision recognized	22,282	-
Transfer from accruals	243	-
Interest	1	-
Exchange differences (1)	(364)	-
Closing balance	22,162	-

(1)	Exchange differences include unrealized foreign exchange (debit of $294) presented in other expenses and currency translation adjustment (credit of $658) presented in other comprehensive income.